Note 3 - Advances for Vessels Under Construction	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Advances for Vessels Under Construction [Text Block]

3. Advances for vessels under construction

On October 14, 2024, the Company signed two contracts for the construction of two 63,500 DWT eco-design fuel efficient ultramax bulk carriers. The vessels will be built at Nantong Xiangyu Shipbuilding in China. The two newbuildings are scheduled to be delivered during the second and third quarter of 2027. The total contracted consideration for the construction of the two vessels is approximately $71.8 million and will be financed with a combination of debt (see below) and equity. As of June 30, 2026, the Company has paid $14.4 million related to shipyard installments as well as other costs related to the construction of these two vessels. All the payments are guaranteed by the Company. In addition, on November 3, 2025, the Company signed a loan agreement with Credia Bank S.A., to partly finance on pre-delivery basis the construction of one of the above new building vessels, for a loan of up to $26.9 million mortgaging as collateral the aforementioned vessel from its delivery onwards. On December 5, 2025, the Company signed a loan agreement with Eurobank S.A., to partly finance on pre-delivery basis the construction of the second new building vessel, for a loan up to of $26.0 million and refinance the outstanding loan of M/V Yannis Pittas, with a loan of up to $13.5 million, for estimated additional loan proceeds of approximately $5 million, mortgaging as collateral the M/V Yannis Pittas, and from its delivery onwards, for the second new building vessel

On April 20, 2026 and May 15, 2026, the Company signed two contracts for the construction of two 82,000 DWT eco-design fuel efficient kamsarmax bulk carriers. The vessels will be built at Hengli Shipbuilding (Dalian) Co., Ltd. in China. The two newbuildings are scheduled to be delivered during the first and second quarter of 2028. The total contracted consideration for the construction of the two vessels is approximately $74.0 million, which the Company intends to finance with a combination of debt and equity.

The amounts shown in the unaudited condensed consolidated balance sheets are analyzed as follows:

Costs
Balance, January 1, 2026	14,386,560
Other costs capitalized related to the construction	9,294
Balance, June 30, 2026	14,395,854